GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
6.  GENERAL AND ADMINISTRATIVE EXPENSES

All figures in USD '000	2012	2011	2010
Management fee to related party	500	363	307
Directors and officers insurance	74	86	80
Salary and wages	3,282	2,904	2,859
Audit, legal and consultants	1,007	1,099	624
Legal fees – Nordic Galaxy	-	2,362	1,500
Administrative services provided by related party	3,930	3,821	3,686
Other fees and expenses	1,718	1,631	1,576
Total General and Administration expense with cash effect	10,511	12,266	10,632
Compensation – Restricted shares to Manager	1,540	67	2,838
Share-based compensation	1,258	1,320	60
Deferred compensation plan	1,391	1,741	2,450
Total General and Administrative expense without cash effect	4,189	3,128	5,348
Total for year ended December 31,	14,700	15,394	15,980